Deposits - Schedule of Deposit Account Balances (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Non-interest bearing	$ 29,581,206	$ 33,116,883
Interest-bearing demand	4,794,410	4,835,768
Money market	18,474,098	20,595,812
Individual savings	12,368,503	10,632,569
Time deposits $100,000 or greater	137,867,201	137,865,996
Other time deposits	72,303,448	74,294,305
Total	$ 275,388,866	$ 281,341,333